                        March 1, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus Funds, Inc.

-Dreyfus Mid-Cap Growth Fund

File No.  811-1018

Gentlemen,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended December 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

                                                                                                Very truly yours,

                                                                                                /s/ Jennifer Huancayo

                                                                                                Jennifer Huancayo,

                                                                                                Legal Assistant

JH/

Enclosures